Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign currency translation adjustments, before tax:
Net change during the year	$ (1,105)	$ (1,691)	$ 133
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	(8)	(14)	(4)
Reclassification adjustments for net (gains) losses included in net income, before tax	1	21	(14)
Net change during the year	(7)	7	(18)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	113	(5)	(20)
Net actuarial gains (losses) arising during the year, before tax	285	(826)	423
Amortization of prior service cost included in net income, before tax	29	18	25
Amortization of net actuarial loss included in net income, before tax	128	99	140
Net change during the year	555	(714)	568
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	(26)	(65)	33
Reclassification adjustments for net (gains) losses included in net income, before tax	39	10	(54)
Net change during the year	13	(55)	(21)
Total other comprehensive income (loss), before tax	(544)	(2,453)	662
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	47	11	8
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect	1	5
Reclassification adjustments for net (gains) losses included in net income, tax effect		(6)	1
Unrealized gains (losses) on available-for-sale securities, tax effect	1	(1)	1
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	(25)	2	4
Net actuarial gains (losses) arising during the year, tax effect	(75)	212	(132)
Amortization of prior service cost included in net income, tax effect	(3)	(1)	(2)
Amortization of net actuarial loss included in net income, tax effect	(37)	(20)	(41)
Net change, tax effect	(140)	193	(171)
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	6	13	(5)
Reclassification adjustments for net (gains) losses included in net income, tax effect	(9)	(1)	11
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	(3)	12	6
Total other comprehensive income (loss), tax effect	(95)	215	(156)
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments, net of tax	(1,058)	(1,680)	141
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	(7)	(9)	(4)
Reclassification adjustments for net (gains) losses included in net income, net of tax	1	15	(13)
Unrealized gains (losses) on available-for-sale securities	(6)	6	(17)
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	88	(3)	(16)
Net actuarial gains (losses) arising during the year, net of tax	210	(614)	291
Amortization of prior service cost included in net income, net of tax	26	17	23
Amortization of net actuarial loss included in net income, net of tax	91	79	99
Net change, net of tax	415	(521)	397
Cash flow hedge derivatives, net of tax
Net gains (losses) arising during the year	(20)	(52)	28
Reclassification adjustments for net (gains) losses included in net income, net of tax	30	9	(43)
Unrealized gains (losses) of cash flow hedge derivatives	10	(43)	(15)
Other Comprehensive Income (Loss), Net of Tax	$ (639)	$ (2,238)	$ 506